ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued expenses and other current liabilities

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Advance from customers	18,598	15,323	2,201
Other accrued expenses	21,764	42,131	6,052
Other tax payables	7,272	11,939	1,715

	47,634	69,393	9,968